FINANCIAL AND CAPITAL RISK MANAGEMENT - Net debt to equity ratios (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net debt	₺ (4,074,724)	₺ (7,272,831)	₺ (11,846,489)
Total equity	₺ 3,321,480	₺ 4,768,513	₺ 4,859,496	₺ 11,447,653
Net debt to equity ratio	(123.00%)	(153.00%)